SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Number of warrants, beginning balance	1,097,070	208,333	80,087
Weighted Average Exercise Price, beginning balance	$ 12.12	$ 9.42	$ 12.77
Granted	295,282	888,763	208,333
Weighted average exercise price, granted	$ 4.50	$ 12.91	$ 9.48
Warrants expired			(80,087)
Weighted average exercise price, warrants expired			$ 13.46
Number of warrants, ending balance		1,097,096	208,332
Weighted Average Exercise Price, ending balance	$ 9.98	$ 12.12	$ 9.42
Number of warrants, beginning balance	1,097,096	208,332
Granted		888,738
Exercised	(273,410)
Weighted average exercise price, exercised	2.86
Number of warrants, ending balance	1,118,942	1,097,070	208,333